American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra® Fund
Supplement dated August 26, 2022 ■ Prospectus dated May 1, 2022
The fourth paragraph of The Investment Advisor section on page 7 of the prospectus is deleted.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97843 2208

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund
Supplement dated August 26, 2022 ■ Prospectus dated May 1, 2022
The fourth paragraph of The Investment Advisor section on page 8 of the prospectus is deleted.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97844 2208